Annual Total Returns [BarChart] - Columbia Quality Income Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	10.27%
Annual Return 2011	8.81%
Annual Return 2012	6.94%
Annual Return 2013	(1.54%)
Annual Return 2014	5.50%
Annual Return 2015	1.06%
Annual Return 2016	2.18%
Annual Return 2017	2.97%
Annual Return 2018	1.49%
Annual Return 2019	6.53%

[1]	Year to Date return as of June 30, 2020: 2.42%